Consolidated Statements of Comprehensive Loss - USD ($) shares in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Statement of comprehensive income [abstract]
Exploration and evaluation expenditures	$ 0	$ 0	$ 0	$ (3,764,000)
General and administrative expenses	(4,392,000)	(2,667,000)	(13,486,000)	(8,025,000)
Equity compensation	(1,289,000)	(520,000)	(3,884,000)	(2,077,000)
Total expense	(5,681,000)	(3,187,000)	(17,370,000)	(13,866,000)
Transaction costs	(6,061,000)	(2,529,000)	(8,242,000)	(9,359,000)
Gain (loss) on financial instruments measured at fair value	(1,266,000)	5,586,000	(5,750,000)	32,545,000
Finance costs	(10,000)	0	(17,000)	(335,000)
Finance and other income	4,955,000	(70,000)	11,031,000	(18,000)
Total operating income	(2,382,000)	2,987,000	(2,978,000)	22,833,000
NET INCOME/(LOSS)	(8,063,000)	(200,000)	(20,348,000)	8,967,000
TOTAL COMPREHENSIVE INCOME/(LOSS)	$ (8,063,000)	$ (200,000)	$ (20,348,000)	$ 8,967,000
BASIC EARNINGS/(LOSS) PER SHARE	$ (0.04)	$ (0)	$ (0.1)	$ 0.06
DILUTED EARNINGS/(LOSS) PER SHARE	$ (0.04)	$ (0)	$ (0.1)	$ 0.06
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING, BASIC AND DILUTED	218,039	160,048	194,898	160,048